401(K) Plans - Additional Information (Detail) - Defined Contribution Pension Plan 401k - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Expenses
Defined Contribution Plan Disclosure [Line Items]
Defined contribution amount contributed	$ 665	$ 480	$ 380
Maximum
Defined Contribution Plan Disclosure [Line Items]
Defined contribution, employer contribution percentage	4.00%	4.00%	4.00%